Average Annual Total Returns - Class K - BlackRock Advantage U.S. Total Market Fund, Inc. - Class K Shares	Feb. 09, 2021
Average Annual Return:
1 Year	19.83%
5 Years	14.30%
10 Years	11.68%
After Taxes on Distributions
Average Annual Return:
1 Year	18.26%
5 Years	11.48%
10 Years	10.16%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.44%
5 Years	10.66%
10 Years	9.23%